Average Annual Total Returns (Vanguard S&P Mid-Cap 400 Growth Index Fund Institutional)	Vanguard S&P Mid-Cap 400 Growth Index Fund Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard S&P Mid-Cap 400 Growth Index Fund Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard S&P Mid-Cap 400 Growth Index Fund Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	S&P MidCap 400 Growth Index Vanguard S&P Mid-Cap 400 Growth Index Fund Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.68%	32.39%	18.64%	32.77%
Since Inception	14.10%	13.91%	11.01%	14.16%